United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-07309

(Investment Company Act File Number)

Federated Total Return Government Bond Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/15

Date of Reporting Period: Quarter ended 05/31/14

Item 1. Schedule of Investments

Federated Total Return Government Bond Fund
Portfolio of Investments
May 31, 2014 (unaudited)
Principal Amount			Value
		U.S. TREASURY—20.6%
		U.S. Treasury Bonds—6.3%
$4,000,000		3.500%, 2/15/2039	$4,187,437
15,000,000		3.625%, 8/15/2043	15,890,625
17,000,000		4.375%, 5/15/2041	20,501,203
3,000,000	[1]	4.750%, 2/15/2041	3,823,594
		TOTAL	44,402,859
		U.S. Treasury Notes—14.3%
6,500,000		1.500%, 7/31/2016	6,647,976
2,000,000		1.625%, 11/15/2022	1,894,839
20,000,000		1.750%, 5/15/2023	18,986,330
17,000,000	[1]	1.875%, 6/30/2020	17,024,463
7,000,000		2.000%, 11/15/2021	6,934,567
7,000,000		2.500%, 8/15/2023	7,062,581
2,000,000		2.625%, 11/15/2020	2,085,072
2,000,000		4.500%, 2/15/2016	2,143,870
2,000,000		5.125%, 5/15/2016	2,185,258
35,319,570		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2016	36,246,158
		TOTAL	101,211,114
		TOTAL U.S. TREASURY (IDENTIFIED COST $139,341,703)	145,613,973
		ADJUSTABLE RATE MORTGAGES—0.1%
		Federal Home Loan Mortgage Corporation ARM—0.1%
440,056		2.400%, 11/1/2035	468,582
99,959		2.465%, 7/1/2035	106,120
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $537,760)	574,702
		GOVERNMENT AGENCIES—31.0%
		Federal Farm Credit System—3.0%
1,500,000		3.150%, 1/12/2018	1,603,908
1,000,000		3.750%, 1/29/2016	1,056,671
4,300,000		3.875%, 1/12/2021	4,789,080
1,000,000		4.250%, 4/16/2018	1,111,825
1,000,000		4.500%, 12/15/2015	1,064,437
2,000,000		4.875%, 12/16/2015	2,143,524
4,000,000		5.050%, 3/8/2017 - 8/1/2018	4,529,429
1,000,000		5.270%, 9/1/2016	1,105,597
1,000,000		5.375%, 11/10/2020	1,205,000
1,000,000		5.550%, 8/1/2017	1,141,811
1,000,000		5.570%, 11/23/2016	1,121,006
249,000		5.800%, 11/10/2021	310,248
		TOTAL	21,182,536
		Federal Home Loan Bank System—8.4%
1,000,000		2.125%, 6/10/2022	975,601
23,000,000		3.125%, 3/11/2016	24,070,052
10,000,000		3.625%, 3/12/2021	11,012,090
4,000,000		4.125%, 12/13/2019 - 3/13/2020	4,490,237
1,500,000		4.250%, 3/9/2018	1,668,223

Principal Amount			Value
		GOVERNMENT AGENCIES—continued
		Federal Home Loan Bank System—continued
$1,000,000		4.375%, 2/13/2015	$1,029,003
1,000,000		4.750%, 12/16/2016	1,103,169
14,000,000		5.375%, 5/18/2016	15,358,402
		TOTAL	59,706,777
		Federal Home Loan Mortgage Corporation—6.5%
23,000,000		2.375%, 1/13/2022	23,035,130
7,000,000	[1]	2.500%, 5/27/2016	7,288,733
14,000,000		5.250%, 4/18/2016	15,281,358
70,000		6.750%, 9/15/2029	100,238
		TOTAL	45,705,459
		Federal National Mortgage Association—8.6%
30,000,000		1.250%, 9/28/2016	30,456,123
21,000,000		1.550%, 10/4/2019	20,665,922
10,000,000		1.875%, 9/18/2018	10,179,267
		TOTAL	61,301,312
		Tennessee Valley Authority Bonds—4.5%
2,000,000		5.250%, 9/15/2039	2,408,337
26,000,000		5.500%, 7/18/2017	29,594,958
		TOTAL	32,003,295
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $211,059,040)	219,899,379
		MORTGAGE-BACKED SECURITIES—5.1%
		Federal Home Loan Mortgage Corporation—1.0%
5,550,852		3.000%, 3/1/2033	5,660,970
163,188		4.500%, 11/1/2018	173,273
272,399		5.000%, 8/1/2023 - 4/1/2028	300,860
548,652		5.500%, 11/1/2020 - 10/1/2037	601,286
49,181		6.000%, 8/1/2017	52,154
		TOTAL	6,788,543
		Federal National Mortgage Association—1.1%
1,803,098		2.500%, 1/1/2033	1,784,021
730,784		3.000%, 4/1/2042	725,642
1,681,860		4.000%, 11/1/2030 - 2/1/2042	1,794,276
495,830		4.500%, 11/1/2025 - 7/1/2029	539,922
893,502		5.000%, 10/1/2017 - 1/1/2035	979,937
1,202,406		5.500%, 2/1/2023 - 5/1/2036	1,336,653
687,369		6.000%, 2/1/2026 - 1/1/2037	770,706
		TOTAL	7,931,157
		Government Agency—2.4%
17,394,951	[2,3]	FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	17,107,131
		Government National Mortgage Association—0.6%
1,283,027		4.000%, 5/15/2025	1,376,998
791,042		4.500%, 3/20/2041	864,354
1,155,450		5.000%, 3/15/2023 - 4/20/2038	1,262,498
541,631		5.500%, 2/15/2023 - 5/15/2038	597,936
190,540		6.000%, 1/20/2029 - 3/15/2032	218,264
65,798		6.500%, 10/15/2031	76,663

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$24,968	7.500%, 10/15/2026 - 10/15/2027	$29,782
	TOTAL	4,426,495
	TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $36,054,950)	36,253,326
	COMMERCIAL MORTGAGE-BACKED SECURITIES—31.4%
	Agency Commercial Mortgage-Backed Securities—31.4%
9,288,480	FHLMC REMIC KF02 A1, 0.536%, 7/25/2020	9,311,073
11,489,227	FHLMC REMIC K017 A1, 1.891%, 12/25/2020	11,645,675
7,285,061	FHLMC REMIC K714 A1, 2.075%, 12/25/2019	7,457,828
5,000,000	FHLMC REMIC K705 A2, 2.303%, 9/25/2018	5,129,994
20,500,000	FHLMC REMIC K703 A2, 2.699%, 5/25/2018	21,425,425
15,465,441	FHLMC REMIC K014 A1, 2.724%, 10/25/2020	16,181,805
7,000,000	FHLMC REMIC K018 A2, 2.789%, 1/25/2022	7,101,421
17,278,118	FHLMC REMIC K011 A1, 2.917%, 8/25/2020	18,118,409
20,000,000	FHLMC REMIC K702 A2, 3.154%, 2/25/2018	21,195,490
15,460,214	FHLMC REMIC K010 A1, 3.320%, 7/25/2020	16,378,613
7,500,000	FHLMC REMIC KS02 A, 0.531%, 8/25/2023	7,503,680
26,491,470	FNMA REMIC 2013-M3 ASQ2, 1.083%, 2/25/2016	26,660,576
10,829,349	FNMA REMIC 2012-M1 A1, 1.811%, 10/25/2021	10,881,219
14,142,701	FNMA REMIC 2011-M7 A1, 2.049%, 9/25/2018	14,480,715
12,070,119	FNMA REMIC 2010-M6 A1, 2.210%, 9/25/2020	12,373,077
16,000,000	FNMA REMIC 2011-M7 A2, 2.578%, 9/25/2018	16,661,691
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $218,090,689)	222,506,691
	COLLATERALIZED MORTGAGE OBLIGATIONS—10.5%
	Federal Home Loan Mortgage Corporation—1.3%
69,293	REMIC 2555 B, 4.250%, 1/15/2018	72,128
5,459,421	REMIC 2601 DA, 4.000%, 4/15/2023	5,769,204
3,675,535	REMIC 3322 FB, 0.545%, 5/15/2037	3,680,801
	TOTAL	9,522,133
	Federal National Mortgage Association—5.1%
4,667	REMIC 1988-16 B, 9.500%, 6/25/2018	5,060
2,243	REMIC 1989-35 G, 9.500%, 7/25/2019	2,523
35,133	REMIC 2003-16 CB, 4.000%, 2/25/2033	36,069
1,716,405	REMIC 2007-46 FA, 0.524%, 5/25/2037	1,717,555
1,772,385	REMIC 2008-17 PA, 4.500%, 10/25/2037	1,863,198
3,428,540	REMIC 2009-14 PB, 3.500%, 3/25/2024	3,601,323
15,105,772	REMIC 2012-116 FA, 0.456%, 10/25/2042	15,103,274
13,700,395	REMIC 2012-119 FB, 0.506%, 11/25/2042	13,649,373
	TOTAL	35,978,375
	Government National Mortgage Association—4.1%
28,976,548	REMIC 2013-H16 FA, 0.708%, 7/20/2063	28,931,460
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $74,448,065)	74,431,968
	REPURCHASE AGREEMENTS—3.8%
7,162,000	Interest in $1,355,000,000 joint repurchase agreement 0.08%, dated 5/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,355,009,033 on 6/2/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2040 and the market value of those underlying securities was $1,393,118,754.	7,162,000

Principal Amount		Value
	REPURCHASE AGREEMENTS—continued
$19,792,000	Interest in $1,355,000,000 joint repurchase agreement 0.08%, dated 5/30/2014 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,355,009,033 on 6/2/2014. The securities provided as collateral at the end of the period held with The Bank of New York Mellon, tri-party agent, were U.S. Government Agency securities with various maturities to 3/20/2040 and the market value of those underlying securities was $1,393,118,754 (purchased with proceeds from securities lending collateral).	$19,792,000
	TOTAL REPURCHASE AGREEMENTS (AT COST)	26,954,000
	TOTAL INVESTMENTS—102.5% (IDENTIFIED COST $706,486,207)[4]	726,234,039
	OTHER ASSETS AND LIABILITIES - NET—(2.5)%[5]	(17,515,780)
	TOTAL NET ASSETS—100%	$708,718,259
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2014, this restricted security amounted to $17,107,131, which represented 2.4% of total net assets.
3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2014, this liquid restricted security amounted to $17,107,131, which represented 2.4% of total net assets.
4	At May 31, 2014, the cost of investments for federal tax purposes was $706,486,207. The net unrealized appreciation of investments for federal tax purposes was $19,747,832. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,970,989 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,223,157.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2014.
Investment Valuation
In calculating its net asset value (NAV), the Trust generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their amortized cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Trust cannot obtain a price or price evaluation from a pricing service for an investment, the Trust may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Trust cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Trust's valuation policies and procedures, the Trust uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Trust could purchase or sell an investment at the price used to calculate the Trust's NAV.
Fair Valuation Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Trust, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Trust normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Trust normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of May 31, 2014, all investments of the Fund utilized level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgages
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Total Return Government Bond Fund

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 22, 2014

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 22, 2014